Fair Value	12 Months Ended
Dec. 31, 2020
Entity Listings [Line Items]
Fair Value

Note 8. Fair Value Measurements

The following table presents information about the Company’s assets that are measured on a recurring basis as of December 31, 2020 and 2019 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets held in Trust at December 31, 2020:
Money market fund	$109,742,246	$—	$—
	$109,742,246	$—	$—

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets held in Trust at December 31, 2019:
U.S. Treasury Securities	$161,991,526	$—	$—
Money market funds	28,383	—	—
	$162,019,909	$—	$—

 Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the years ended December 31, 2020 and 2019.

Landsea Homes [Member]
Entity Listings [Line Items]
Fair Value

14.	Fair Value

ASC 820 defines fair value as the price that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and requires assets and liabilities carried at fair value to be classified and disclosed in the following three categories:

Level 1 — Quoted prices for identical instruments in active markets.

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are inactive; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets at measurement date.

Level 3 — Valuations derived from techniques where one or more significant inputs or significant value drivers are unobservable in active markets at measurement date.

The following table presents carrying values and estimated fair values of financial instruments:

		December 31, 2020		December 31, 2019
	Hierarchy	Carrying	Fair Value	Carrying	Fair Value
	(dollars in thousands)
Liabilities:
Construction loans (1)	Level 2	$67,757	$67,757	$92,640	$92,640
Revolving credit facility (1)	Level 2	$140,142	$140,142	$8,680	$8,680
EB-5 notes payable (2)	Level 2	$59,216	$59,216	$95,010	$95,010
Loans payable (2)	Level 2	$5,144	$5,144	$—	$—
(1)	Carrying amount approximates fair value due to the variable interest rate terms of these loans.
(2)	Carrying amount approximates fair value due to recent issuances of debt having similar characteristics, including interest rate.

The carrying values of accounts and other receivables, restricted cash, deposits and accounts payable and accrued liabilities approximate the fair value for these financial instruments based upon an evaluation of the underlying characteristics, market data and because of the short period of time between origination of the instruments and their expected realization. The fair value of cash and cash equivalents is classified in Level 1 of the fair value hierarchy.

Non-financial assets such as real estate inventories are measured at fair value on a nonrecurring basis using a discounted cash flow approach with Level 3 inputs within the fair value hierarchy. This measurement is performed when events and circumstances indicate the asset’s carrying value is not recoverable. During the year ended December 31, 2020, we determined that real estate inventories with a carrying value before impairment of $33.0 million within two communities in our California segment were not recoverable. Accordingly, we recognized impairment charges of an aggregate $3.4 million to reflect the estimated fair value of the communities of $29.6 million.